Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

As at December 31, 2020 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,213	5,989	876	13,100
Distribution	11,544	3,949	101	7,696
Communication	1,395	1,079	45	361
Administration and service	1,729	959	113	883
Easements	671	80	—	591
	33,552	12,056	1,135	22,631

As at December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	17,454	5,714	711	12,451
Distribution	10,991	3,747	85	7,329
Communication	1,355	1,002	43	396
Administration and service	1,617	931	53	739
Easements	663	77	—	586
	32,080	11,471	892	21,501
Financing charges capitalized on property, plant and equipment under construction were $46 million in 2020 (2019 - $45 million).